Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Spirit AeroSystems Holdings Inc., Class A	122,488	$2,714,334
Textron Inc.	195,853	5,162,685

		7,877,019

Air Freight & Logistics — 1.2%
FedEx Corp.	448,233	56,822,497

Airlines — 1.0%
American Airlines Group Inc.(a)	381,974	4,587,508
Delta Air Lines Inc.	661,555	17,140,890
Southwest Airlines Co.	460,312	14,384,750
United Airlines Holdings Inc.(a)(b)	294,628	8,715,096

		44,828,244

Auto Components — 0.5%
BorgWarner Inc.	345,946	9,883,677
Lear Corp.	152,721	14,913,206

		24,796,883

Automobiles — 2.9%
Ford Motor Co.	9,955,252	50,672,233
General Motors Co.	3,659,216	81,563,924

		132,236,157

Banks — 5.5%
Bank of America Corp.	5,567,388	133,895,682
Citigroup Inc.	2,109,738	102,448,877
Citizens Financial Group Inc.	436,531	9,773,929
Regions Financial Corp.(a)	604,172	6,494,849

		252,613,337

Beverages — 0.5%
Molson Coors Beverage Co., Class B	550,447	22,573,832

Biotechnology — 3.5%
Biogen Inc.(b)	158,173	46,950,492
Gilead Sciences Inc.	1,356,824	113,973,216

		160,923,708

Building Products — 1.0%
Johnson Controls International PLC	1,096,391	31,915,942
Owens Corning(a)	308,975	13,397,156

		45,313,098

Capital Markets — 2.1%
Goldman Sachs Group Inc. (The)	308,360	56,559,391
Invesco Ltd.	405,135	3,492,264
Morgan Stanley	934,133	36,832,864

		96,884,519

Chemicals — 1.3%
Albemarle Corp.	48,110	2,955,397
Corteva Inc.(a)(b)	367,648	9,628,701
Dow Inc.(b)	336,635	12,351,138
Eastman Chemical Co.	140,847	8,522,652
LyondellBasell Industries NV, Class A	326,022	18,892,975
Mosaic Co. (The)	490,055	5,640,533
Westlake Chemical Corp.	39,012	1,695,072

		59,686,468

Communications Equipment — 0.3%
Juniper Networks Inc.	655,047	14,149,015

Consumer Finance — 0.8%
Ally Financial Inc.	434,675	7,124,323

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	478,515	$30,988,632

		38,112,955

Containers & Packaging — 0.5%
International Paper Co.	330,853	11,331,715
Westrock Co.	389,622	12,541,932

		23,873,647

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	482,647	8,842,093
Jefferies Financial Group Inc.	277,091	3,801,688
Voya Financial Inc.(a)	118,109	5,334,984

		17,978,765

Diversified Telecommunication Services — 8.6%
AT&T Inc.	12,260,312	373,571,706
CenturyLink Inc.	1,981,461	21,043,116

		394,614,822

Electric Utilities — 2.9%
Duke Energy Corp.	449,092	38,020,129
Edison International	324,084	19,026,971
Evergy Inc.	132,170	7,722,693
Exelon Corp.	1,481,422	54,931,128
PPL Corp.	537,033	13,651,379

		133,352,300

Electrical Equipment — 1.3%
Acuity Brands Inc.(a)	32,386	2,804,304
Eaton Corp. PLC	655,178	54,707,363

		57,511,667

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics Inc.(a)(b)	169,967	10,694,324
Corning Inc.	1,264,884	27,840,097

		38,534,421

Energy Equipment & Services — 0.7%
Baker Hughes Co.	2,366,396	33,011,224

Equity Real Estate Investment Trusts (REITs) — 1.6%
Host Hotels & Resorts Inc.	5,216,130	64,210,560
Kimco Realty Corp.	672,594	7,338,001

		71,548,561

Food & Staples Retailing — 3.0%
Kroger Co. (The)	1,739,055	54,971,528
Walgreens Boots Alliance Inc.	1,922,002	83,203,467

		138,174,995

Food Products — 2.9%
Conagra Brands Inc.	310,013	10,366,835
Ingredion Inc.	125,416	10,183,779
JM Smucker Co. (The)	227,455	26,136,854
Kraft Heinz Co. (The)	1,543,428	46,812,171
Tyson Foods Inc., Class A	657,900	40,914,801

		134,414,440

Gas Utilities — 0.1%
UGI Corp.	91,948	2,774,991

Health Care Providers & Services — 6.9%
AmerisourceBergen Corp.	114,210	10,240,068
Anthem Inc.(a)	193,168	54,228,053
Cardinal Health Inc.	359,924	17,809,039
Centene Corp.(b)	365,392	24,327,799
Cigna Corp.(b)	367,982	72,043,516
CVS Health Corp.	1,497,114	92,147,367

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
DaVita Inc.(a)(b)	100,260	$7,921,543
McKesson Corp.	214,116	30,243,885
Universal Health Services Inc., Class B	77,762	8,218,666

		317,179,936

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.(a)	743,455	11,820,934
Norwegian Cruise Line Holdings Ltd.(b)	325,397	5,336,511
Royal Caribbean Cruises Ltd.	189,082	8,843,365

		26,000,810

Household Durables — 1.7%
DR Horton Inc.	322,658	15,235,911
Lennar Corp., Class A	481,113	24,089,328
Mohawk Industries Inc.(a)(b)	83,314	7,308,304
Newell Brands Inc.	644,989	8,952,447
PulteGroup Inc.	399,911	11,305,484
Whirlpool Corp.	95,965	10,723,129

		77,614,603

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	526,087	6,970,653
Vistra Energy Corp.	453,406	8,859,553

		15,830,206

Insurance — 2.1%
American International Group Inc.	820,769	20,872,155
Athene Holding Ltd., Class A(a)(b)	195,742	5,285,034
Lincoln National Corp.	251,102	8,906,588
Loews Corp.(a)	193,907	6,720,816
MetLife Inc.	747,434	26,967,419
Prudential Financial Inc.	374,194	23,338,480
Unum Group	273,866	4,778,962

		96,869,454

IT Services — 4.5%
Alliance Data Systems Corp.	113,678	5,691,857
DXC Technology Co.	752,123	13,635,990
International Business Machines Corp.	1,481,975	186,076,781

		205,404,628

Machinery — 2.4%
Cummins Inc.	313,899	51,322,487
PACCAR Inc.	694,445	48,076,427
Westinghouse Air Brake Technologies Corp.	209,529	11,821,626

		111,220,540

Media — 1.2%
Discovery Inc., Class A(a)(b)	288,757	6,473,932
Discovery Inc., Class C, NVS(b)	665,050	13,573,671
DISH Network Corp., Class A(a)(b)	241,751	6,047,401
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	91,595	3,087,667
Liberty Media Corp. — Liberty SiriusXM, Class C, NVS(b)	171,476	5,842,187
News Corp., Class A, NVS(a)	724,645	7,181,232
ViacomCBS Inc., Class B, NVS	758,521	13,092,073

		55,298,163

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	1,219,640	10,769,421
Nucor Corp.	294,481	12,129,672
Steel Dynamics Inc.	280,899	6,817,419

		29,716,512

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	486,198	6,038,579

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Annaly Capital Management Inc.	1,227,373	$7,671,081

		13,709,660

Multi-Utilities — 0.1%
CenterPoint Energy Inc.	271,081	4,616,509

Multiline Retail — 1.7%
Kohl’s Corp.	332,318	6,134,590
Nordstrom Inc.(a)	153,004	2,873,415
Target Corp.	611,640	67,121,374

		76,129,379

Oil, Gas & Consumable Fuels — 2.3%
Concho Resources Inc.	302,131	17,136,870
Devon Energy Corp.	1,024,225	12,772,086
HollyFrontier Corp.	401,520	13,266,221
Marathon Oil Corp.	2,176,623	13,320,933
Marathon Petroleum Corp.	1,502,340	48,195,067

		104,691,177

Personal Products — 0.1%
Coty Inc., Class A	646,926	3,525,747

Pharmaceuticals — 5.8%
Allergan PLC	504,352	94,485,304
Jazz Pharmaceuticals PLC(b)	64,944	7,160,076
Mylan NV(b)	931,158	15,615,520
Perrigo Co. PLC	139,537	7,437,322
Pfizer Inc.	3,702,120	142,013,323

		266,711,545

Professional Services — 0.3%
ManpowerGroup Inc.	143,485	10,652,327
Nielsen Holdings PLC	257,180	3,788,261

		14,440,588

Real Estate Management & Development — 1.4%
CBRE Group Inc., Class A(b)	834,813	35,838,522
Jones Lang LaSalle Inc.	248,484	26,234,941

		62,073,463

Road & Rail — 0.4%
AMERCO	15,741	4,409,526
Knight-Swift Transportation Holdings Inc.(a)	405,186	15,064,816

		19,474,342

Semiconductors & Semiconductor Equipment — 17.4%
Applied Materials Inc.	901,769	44,799,884
Intel Corp.	8,059,377	483,401,432
Lam Research Corp.	215,943	55,125,929
Micron Technology Inc.(b)	3,699,480	177,168,097
ON Semiconductor Corp.(b)	792,954	12,722,947
Qorvo Inc.(b)	214,262	21,004,104

		794,222,393

Software — 0.2%
NortonLifeLock Inc.	423,517	9,008,207

Specialty Retail — 0.3%
Best Buy Co. Inc.	150,264	11,529,757
Gap Inc. (The)(a)	441,253	3,582,974

		15,112,731

Technology Hardware, Storage & Peripherals — 3.3%
Dell Technologies Inc., Class C(b)	112,785	4,814,792
Hewlett Packard Enterprise Co.	4,081,149	41,056,359
HP Inc.	2,485,299	38,546,988
Seagate Technology PLC	454,067	22,680,647

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	755,506	$34,813,716
Xerox Holdings Corp.(b)	516,243	9,442,084

		151,354,586

Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(b)	262,786	4,007,487
PVH Corp.	67,504	3,323,222
Ralph Lauren Corp.	62,566	4,616,119
Tapestry Inc.	184,168	2,740,420

		14,687,248

Tobacco — 0.9%
Altria Group Inc.	1,081,105	42,433,371

Trading Companies & Distributors — 0.8%
United Rentals Inc.(a)(b)	293,473	37,711,281

Total Common Stocks — 99.8% (Cost: $5,240,697,020)		4,567,644,644

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	51,189,541	51,245,850

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	14,167,000	$14,167,000

		65,412,850

Total Short-Term Investments — 1.4% (Cost: $65,335,895)		65,412,850

Total Investments in Securities — 101.2% (Cost: $5,306,032,915)		4,633,057,494

Other Assets, Less Liabilities — (1.2)%		(57,035,941)

Net Assets — 100.0%		$4,576,021,553

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	38,724,850	12,464,691	51,189,541	$51,245,850	$334,417	(b)	$(51,458)	$71,298
BlackRock Cash Funds: Treasury, SL Agency Shares	9,764,000	4,403,000	14,167,000	14,167,000	78,567		—	—

				$65,412,850	$412,984		$(51,458)	$71,298

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	48	06/19/20	$3,136	$260,372
S&P 500 E-Mini	31	06/19/20	4,499	239,912

				$500,284

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI USA Value Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,567,644,644	$—	$—	$4,567,644,644
Money Market Funds	65,412,850	—	—	65,412,850

	$4,633,057,494	$—	$—	$4,633,057,494

Derivative financial instruments(a)
Assets
Futures Contracts	$500,284	$—	$—	$500,284

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4